Expense Example - PRUDENTIAL DAY ONE 2025 FUND	Sep. 29, 2020 USD ($)
Class R1
Expense Example:
Expense Example, with Redemption, 1 Year	$ 117
Expense Example, with Redemption, 3 Years	2,458
Expense Example, with Redemption, 5 Years	4,478
Expense Example, with Redemption, 10 Years	8,396
Class R2
Expense Example:
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	2,269
Expense Example, with Redemption, 5 Years	4,188
Expense Example, with Redemption, 10 Years	8,045
Class R3
Expense Example:
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	358
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	1,520
Class R4
Expense Example:
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	10,501
Expense Example, with Redemption, 5 Years	10,501
Expense Example, with Redemption, 10 Years	10,501
Class R5
Expense Example:
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	1,382
Expense Example, with Redemption, 5 Years	2,670
Expense Example, with Redemption, 10 Years	5,732
Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	215
Expense Example, with Redemption, 5 Years	405
Expense Example, with Redemption, 10 Years	$ 953